Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 629,957	$ 362,609
Restricted cash	17,164	4,984
Accounts receivables	69,115	110,687
Other current assets	324,657	230,319
Inventory, net	43,157	38,730
Total current assets	1,084,050	747,329
NON-CURRENT ASSETS:
Property and equipment, net	92,899	125,548
Goodwill	3,026,036	3,026,036
Right of use asset	243,376	135,107
Total non-current assets	3,362,311	3,286,691
Total assets	4,446,361	4,034,020
CURRENT LIABILITIES:
Trade payables	522,587	508,716
Employees and payroll accruals	693,407	694,709
Accrued expenses and other current liabilities	2,312,275	2,577,711
Convertible loans	1,537,897	1,470,213
Warrants presented at fair value	1,926
Current maturity of lease liability	72,959	60,071
Total current liabilities	5,141,051	5,311,420
NON-CURRENT LIABILITIES:
Capital note	40,000	40,000
Warrants presented at fair value		15,459
Lease liability, net of current maturity	170,417	75,036
Total non-current liabilities	210,417	130,495
Total liabilities	5,351,468	5,441,915
Commitment and Contingencies (Note 9)
SHAREHOLDERS’ DEFICIT:
Ordinary shares of NIS 0.01 par value - Authorized: 1,200,000,000 as of December 31, 2023 and 2022, respectively; Issued and outstanding: 182,942,418 and 147,134,792 ordinary shares as of December 31, 2023 and 2022, respectively	541,056	441,590
Additional paid in capital	41,332,227	38,856,908
Treasury stocks	(122,482)	(122,482)
Accumulated deficit	(42,655,908)	(40,583,911)
Total shareholders’ deficit	(905,107)	(1,407,895)
Total liabilities and shareholders’ deficit	$ 4,446,361	$ 4,034,020